Note 17 - Comparative Balances	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Disclosure of reclassifications or changes in presentation [text block]
17.	Comparative balances:
Certain comparative balances have been reclassified to conform with the financial statement presentation adopted in the current period.